Discontinued Operations (Details) - Schedule of Consolidated Statements of Operations from Discontinued Operations	12 Months Ended
Dec. 31, 2021 USD ($)
REVENUES
Services	$ 612,862
Sales of parts and equipment	324,189
TOTAL REVENUE	937,051
OPERATING EXPENSES
Cost of revenues	298,050
Personnel costs	485,774
Depreciation and amortization	360,746
Fuel	112,746
General and administrative	290,872
TOTAL OPERATING EXPENSES	1,548,188
LOSS FROM OPERATIONS	(611,137)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt	(320)
Gain on forgiveness of debt	380,247
Gain on sale of assets	548,723
Interest expense	(78,308)
Other income (expense)	1,200
TOTAL OTHER INCOME (EXPENSE)	851,542
NET LOSS BEFORE INCOME TAXES	240,405
INCOME TAX EXPENSE
NET INCOME BEFORE NON-CONTROLLING INTERESTS	240,405
LESS NET INCOME ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	108,182
NET INCOME ATTRIBUTABLE TO SHAREHOLDERS	$ 132,223